Supplemental Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2011
Supplemental Cash Flow Information
Schedule of Supplemental Information Related to Statements of Cash Flows

(¥ in millions)
For the years ended March 31:	2011	2010	2009
Cash paid during the year:
Interest	¥6,914	¥9,614	¥12,768
Income taxes	44,207	15,336	38,472
Non-cash investing and financing activities:
Obtaining assets by entering into capital leases	201	2,740	2,916